Principal accounting policies - Impairment of Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Impairment of goodwill	$ 0	$ 0	$ 0